Summary of Warrant Activity (Detail) (Warrants, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Warrants
Number of Warrants
Beginning Balance	8,248,683	4,795,890		3,334,800
Granted	850,833	3,849,460		3,147,119
Exercised	0	(376,667)		(1,686,029)
Forfeited	0	(20,000)		0
Ending Balance	9,099,516	8,248,683		4,795,890
Exercisable	8,399,516	7,548,683
Weighted Average Exercise Price
Beginning Balance	$ 0.90	$ 1.39		$ 1.69
Granted	$ 0.68	$ 0.70		$ 1.56
Exercised	$ 0	$ 0.30	[1]	$ 0.30	[1]
Forfeited	$ 0	$ 0.50		$ 0
Ending Balance	$ 0.88	$ 0.90		$ 1.39
Exercisable	$ 0.83	$ 0.84
Weighted Average Remaining Life In Years
Outstanding	3 years 1 month 6 days	3 years 2 months 12 days
Exercisable	3 years 2 months 12 days	3 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding	$ 0	$ 0
Exercisable	$ 0	$ 0

[1]	During the year ended December 31, 2013, warrants to purchase an aggregate of 1,686,029 shares of common stock, with original exercise prices ranging from $1.50 to $4.00 per share, had their exercise prices reduced to $0.30 per share pursuant to the Warrant Exercise and Reload Program. During the year ended December 31, 2014, warrants to purchase an aggregate of 376,667 shares of common stock, with original exercise prices ranging from $1.50 to $4.00 per share, had their exercise prices reduced to $0.30 per share pursuant to the Warrant Exercise and Reload Program.